Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Employee-related liabilities	$ 174.1	$ 152.0
Restructuring reserves	15.1	33.3
Taxes and income taxes	46.3	43.6
Interest and rent	14.0	15.1
Other	101.2	90.0
Total accrued liabilities	$ 350.7	$ 334.0